Unaudited Summarized Quarterly Financial Information (Summarized Unaudited Quarterly Financial Information) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	2 Months Ended	3 Months Ended				12 Months Ended		1 Months Ended	3 Months Ended				10 Months Ended
	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Jun. 30, 2011 Predecessor [Member]	Mar. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Mar. 31, 2012 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Dec. 31, 2012 Successor [Member]
Quarterly Financial Data [Line Items]
Sales	$ 16,687	$ 58,983	$ 53,703	$ 57,795	$ 36,574	$ 207,055	$ 266,865	$ 15,109	$ 76,434	$ 102,833	$ 85,942	$ 145,051	$ 244,610
Cost of sales	(14,598)	(59,072)	(46,645)	(51,121)	(31,885)			(13,063)		(82,859)	(70,795)	(131,272)
Gross profit (loss)	2,089	(89)	7,058	6,674	4,689			2,046		19,974	15,147	13,779
Other income, costs and expenses, net	226,408	(130,837)	(46,758)	(17,759)	(15,866)			(7,028)		(21,262)	(14,681)	(14,836)
Net (loss) income	228,497	(130,926)	(39,700)	(11,095)	(11,177)	(192,898)	(135,455)	(4,982)	(2,473)	(1,288)	466	(1,057)	(6,861)
Net income (loss) available to common stockholders	228,383					(193,330)	(136,786)	(5,351)	(3,522)	(2,194)	(1,507)	(2,550)	(11,602)
Net loss attributable to William Lyon Homes	$ 228,383	$ (131,300)	$ (39,634)	$ (11,171)	$ (11,225)	$ (193,330)	$ (136,786)	$ (5,059)	$ (2,548)				$ (8,859)
Income (loss) per common share, basic and diluted	$ 228,383.00	$ (131,300.00)	$ (39,634.00)	$ (11,171.00)	$ (11,225.00)	$ (193,330.00)	$ (136,786.00)	$ (0.06)	$ (0.03)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.11)